Supplement, dated March 21, 2001
to Prospectuses, dated May 1, 2000
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                 THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                       THE AMERICAN SEPARATE ACCOUNT NO. 2
                       THE AMERICAN SEPARATE ACCOUNT NO. 3

                     INDIVIDUAL RETIREMENT ANNUITY CONTRACTS
                   FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACTS
                                       AND
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
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The following information  supplements and supersedes certain information in the
Prospectus dated May 1, 2000.

      The American Life Insurance Company of New York ("American Life") has been sold to Inviva, Inc. ("Inviva"). American Life is no longer a subsidiary of Mutual of America Life Insurance Company and has new directors and officers following the sale. American Life's home office address is now 435 Hudson Street, 2nd Floor, New York, New York 10014.

      To contact American Life, please note the following:

         By mail, for all transactions:           American Life
                                                  P.O. Box 4837
                                                  New York, NY  10185-0049

         By phone, for information:               800-392-4082

      Access to American Life through any other 800 number, via the Internet, or through local Regional Offices is no longer available. Accordingly, you may change your allocation instructions for future Contributions or Premiums, transfer your Account Balance among Investment Alternatives and make withdrawals from your Account Balance only by written request mailed to the Post Office Box shown above. We will apply each additional Contribution or Premium for you when we receive it at the Post Office Box (not our Home Office) or, if your employer is forwarding the Contribution or Premium, when we receive it at the Post Office Box or by wire transfer of Federal funds into our designated bank account.

      Inviva, a Delaware corporation, has executive offices at 435 Hudson Street, New York, New York 10014. Inviva, through inviva, LLC, is controlled by David Smilow and Tracey Hecht. Additional investors in Inviva include Trimaran Fund II, L.L.C. and affiliates, ACE INA Holdings, Inc., Gerling Insurance Group and CIBC through its private vehicle.